Acquisition And Disposal of Businesses	12 Months Ended
Dec. 31, 2013
Acquisition And Disposal of Businesses
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a)	Sibanye Gold Spin-off

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold (formerly known as GFI Mining South Africa, or GFIMSA), which includes the KDC and Beatrix mining operations. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management. Refer note 9.1.

(b)	Far South East Project

On September 20, 2010, Gold Fields entered into option agreements with Lepanto Consolidated Mining Company, or Lepanto, a company listed in the Philippines, and Liberty Express Assets, or Liberty, a private holding company, to acquire a 60% interest in the undeveloped gold-copper Far Southeast, or FSE, deposit in the Philippines. The agreements provide Gold Fields with an option on FSE, during which time Gold Fields will conduct a major drilling program as part of a feasibility study on FSE. The option can be exercised at the later of 18 months from the option agreement date or the granting of a Foreign Technical Assistance Agreement to FSE, which allows for direct majority foreign ownership and control. As part of the agreement, Gold Fields was required to pay $10.0 million in option fees to Lepanto and $44.0 million as a non-refundable down-payment to Liberty upon signing of the option agreements, which payments were made during September 2010. During fiscal years ended December 31, 2011 and 2012, Gold Fields paid further non-refundable down-payments of $66.0 million and $110.0 million, respectively, to Liberty. The final payment of $110.0 million is payable at the expiration of the option period. The total pre-agreed acquisition price for a 60% interest in FSE, inclusive of all of the above payments, is $340.0 million. Refer note 14(c) for disclosure on FSE.

(c)	The Mankayan Project

On October 4, 2011, Gold Fields entered into an option agreement with Bezant Resources PLC, or Bezant, to acquire the entire issued share capital of Asean Copper Investments Limited, or Asean, which is incorporated in the British Virgin Islands, a wholly owned subsidiary of Bezant. Asean holds Bezant’s entire interest in the Guinaoang porphyry copper-gold deposit (the Mankayan project) located on Luzon Island in the Philippines, approximately four kilometres east of the FSE deposit.

Gold Fields paid an upfront non-refundable option fee of $7.0 million and was granted the option to acquire the entire issued share capital of Asean for $63.0 million. The option could have been exercised from the date upon which it is granted until expiry on January 31, 2013. During fiscal 2013, the option was extended to January 31, 2014 with a revised consideration of $60.5 million to be paid on future exercise of the option. In consideration for this extension, Gold Fields made a second non-refundable payment of $2.5 million. Gold Fields also purchased an associate stake in Bezant for $7.5 million in January 2013 (refer note 14(c)). In November 2013, Gold Fields relinquished the option ahead of its expiry date and the $9.5 million non-refundable option fee was written off.

(d)	Ghana Operations

On June 22, 2011, Gold Fields acquired the 18.9% minority stake of IAMGold Corporation, or IAMGold, in the Tarkwa and Damang gold mines in Ghana, for a cash consideration of $667.0 million, increasing Gold Fields’ interest in each of the Tarkwa and Damang gold mines from 71.1% to 90.0%, the remaining 10.0% interest being held by the goverment of Ghana.

(e)	Peru Operations

On March 22, 2011, Gold Fields Corona (BVI) Limited, a wholly owned subsidiary of Gold Fields, made a voluntary purchase offer to acquire the outstanding common voting shares and investment shares of Gold Fields La Cima S.A.A., or La Cima, that were not already owned. The offer closed on April 15, 2011. With the closing of the offer and with further purchases of shares after that date, Gold Fields’ effective economic shareholding in La Cima increased to 98.5% from 80.7% for a total cash consideration of $382.0 million. During fiscal 2012, Gold Fields purchased an additional 0.1% in La Cima for $0.8 million. During fiscal 2013, Gold Fields purchased an additional 0.93% in La Cima for $12.8 million, thereby increasing its shareholding to 99.53%.

La Cima holds the Cerro Corona mine in Peru.

(f)	Yilgarn South assets

On October 1, 2013, Gold Fields completed the acquisition of the Granny Smith, Lawlers and Darlot gold mines (collectively the Yilgarn South assets) in Western Australia, from Barrick Gold Corporation. Gold Fields acquired the assets for a total net consideration of $262.3 million after adjustments for working capital and employee entitlements. In accordance with the sale and purchase agreement, Gold Fields elected to satisfy half of the consideration by delivering 28.7 million of its common shares (which was based on the 5-day volume-weighted average price for the ADR’s trading on the NYSE prior to closing). The balance of $135.0 million (less a $30.0 million deposit paid on signing of the agreement) was paid from cash resources held by Gold Fields in Australia.

Taking control of the acquired mines has enabled the Group to increase its production profile in Australia and to obtain cost efficiencies through the integration of the Lawlers and the existing Agnew gold mines.

In the three months to December 31, 2013, the Yilgarn South assets contributed revenue of $151.3 million and loss after tax was $4.1 million). The loss after tax was mainly due to transaction costs of $27.4 million. The disclosure of other information required by ASC 805-10-50-2 is impracticable as financial information for the acquired assets and liabilities under US GAAP was not available prior to the acquisition date.

The following summarises the major classes of consideration transferred, and the recognised amount of assets acquired and liabilities assumed at the acquisition date.

Consideration transferred	$ million
Equity instruments (28.7 million ordinary shares)	127.3
Cash	135.0

Total consideration	262.3

The fair value of the ordinary shares issued was based on the listed share price of the Company at October 1, 2013 of R44.8 per share.

Identified assets acquired and liabilities assumed	$ million
Property plant and equipment	348.0
Inventories	40.8
Prepayments	0.6
Finance lease liability	(4.3)
Provision for environmental rehabilitation	(55.0)
Trade and other payables	(46.7)
Leave pay accrual	(21.1)

Total identifiable net assets acquired	262.3

The Yilgarn South assets are subject to specific environmental regulations. The Group has conducted a preliminary assessment of the provision for environmental rehabilitation arising from these regulations, and has recognised a preliminary amount in its initial accounting. However, the Group will continue its assessment of these matters during the measurement period. As a result, the purchase price allocation has been prepared on a provisional basis.

If new information, obtained within one year from the acquisition date, about facts and circumstances that existed at the acquisition date identifies adjustments to the above amounts, or any additional provisions that existed at the acquisition date, then the acquisition accounting will be revised.

The Group incurred acquisition related costs of $27.4 million in respect of stamp duty on the transferred assets, due diligence and legal costs. These costs have been included under other expenses in the consolidated statement of operations.